STATEMENT OF CASH FLOWS	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flow Statement Information [Abstract]
STATEMENT OF CASH FLOWS	STATEMENT OF CASH FLOWS
(a)The Company has carried out the following transactions with non-monetary impact:
a.1.) Proceeds from the issuance of shares as of December 31, 2022:

Detail	ThUS$
Issuance of shares	800,000
Issuance costs	(80,000)
DIP Junior offset	(170,962)
Total cash flow	549,038
From the total capital increase for ThUS$800,000, ThUS$549,038 were cash Inflows presented in Financing Activities. ThUS$170,962 were offset against a portion of the Junior DIP maintained with the shareholder Inversiones Costa Verde Ltda. y CPA Additionally, there were ThUS$80,000 deducted related to equity issuance cost, that are presented within Other sundry reserves of equity.
a.2.) Amount from the issuance of other equity instruments as of December 31, 2022:

Detail	Convertible Notes H	Convertible Notes I	Total
	ThUS$	ThUS$	ThUS$
Fair Value (see note 24)	1,372,837	4,097,788	5,470,625
Use for settlement of claim	—	(828,581)	(828,581)
Issuance costs	(24,812)	(705,467)	(730,279)
DIP Junior offset	(327,957)	(381,018)	(708,975)
Cash inflow	1,020,068	2,182,722	3,202,790
The payment of DIP Junior offset is related to payment of the Junior Dip through the issues of the Convertible Notes subscribed for the shareholders Delta Air Lines, Inc and QA Investment Ltd. for ThUS$327,957 and of the other creditor for Th$381,018.

a.3.) As a result of the exit from Chapter 11, in relation to trade accounts payable and other accounts payable, the conversion into shares for Notes G and I was carried out, for a total of ThUS$3,610,470 and a decrease in said item with effect in result which is included in Earning (Loss) from restructuring activities for ThUS$2,550,306 (see note 26d) and with effect in results in financial income for ThUS$$420,436 (see note 26e).

a.4.) As a result of the exit from Chapter 11, the Other financial liabilities item decreased its balance by ThUS$2,673,256, which is detailed in letter, d). The break down of this decrease corresponds mainly to ThUS$491,326 (see note 26e), Th$US$354,249 (decrease with effect in Property, plant and equipment, mainly related to the effect of rate change),
ThUS$381,018 related to the compensation of the debt with the effect of increasing Capital, ThUS$1,443,066 associated with the conversion of debt into shares and other minor effects of Th$US$3,596.

a.5.) The Company has also carried out non-monetary transactions related to Right of use assets, Lease liabilities and Financial leases.

(b)Other inflows (outflows) of cash:

	For the year ended At December 31,
	2023	2022	2021
	ThUS$	ThUS$	ThUS$
Restricted Advances	20,572	(26,918)	—
Bank commissions, taxes paid and other	(2,173)	(5,441)	(21,287)
Taxes on financial transactions	(6,803)	(2,134)	(2,530)
Guarantees	4,406	(47,384)	(39,728)
Payment for hedging instruments	30,413	35,857	14,269
Court deposits	(16,349)	(20,661)	(16,323)
Derivative margin guarantees	(2,559)	(40,207)	(4,900)
Payment for derivatives premiums	(47,853)	(23,372)	(17,077)
Total Other inflows (outflows) Operation activities	(20,346)	(130,260)	(87,576)

Tax paid on bank transactions	—	—	(425)
Guarantee deposit received from the sale of aircraft	48,258	6,300	18,900
Insurance recovery	11,000	—	—
Total Other inflows (outflows) Investment activities	59,258	6,300	18,475

Interest rate derivatives	15,934	—	—
Funds delivered as restricted advances	—	(313,090)	—
Payments of claims associated with the debt	—	(21,924)	—
Debt Issuance Cost - Stamp Tax	—	(33,259)	—
Taxes on financial transactions	(4,529)	—	—
Debt-related legal advice	—	(87,993)	(11,034)
RCF guarantee placement	—	(7,500)	—
Total Other inflows (outflows) Financing activities	11,405	(463,766)	(11,034)

(c)Dividends:
As of December 31, 2023 and 2022, there were no disbursements associated with this concept.
(d)Reconciliation of liabilities arising from financing activities:

		Cash flows			Non cash-Flow Movements
	As of December 31, 2022	Obtainment	Payment		Interest accrued and others	Reclassifications (***)	As of December 31, 2023
		Capital (*)	Capital (**)	Interests
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Obligations with financial institutions
Bank loans	1,385,995	—	(81,952)	(153,791)	189,272	(310,090)	1,029,434
Guaranteed obligations	325,061	—	(19,726)	(20,309)	20,686	(1,790)	303,922
Other guaranteed obligations	474,304	—	(56,519)	(42,283)	43,037	11,811	430,350
Obligation with the public	1,289,799	—	—	(155,655)	168,694	—	1,302,838
Financial leases	1,088,239	—	(183,374)	(48,272)	58,076	(13,123)	901,546
Other loans	2,028	—	(434)	—	(70)	(1,420)	104
Lease liability	2,216,454	—	(225,358)	(173,924)	1,150,822	—	2,967,994
Total Obligations with financial institutions	6,781,880	—	(567,363)	(594,234)	1,630,517	(314,612)	6,936,188

		Cash flows				Non cash-Flow Movements
	As of December 31, 2021	Obtainment	Payment			Extinguishment of debt under Chapter 11	Interest accrued and others	Reclassifications	As of December 31, 2022
		Capital (*)	Capital (**)	Interests	Legal advices related to debt
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Obligations with financial institutions
Loans to exporters	159,161	—	—	—	—	(161,975)	2,814	—	—
Bank loans	521,838	982,425	(36,466)	(10,420)	—	(196,619)	128,077	(2,840)	1,385,995
Guaranteed obligations	510,535	—	(18,136)	(13,253)	(25)	—	13,882	(167,942)	325,061
Other guaranteed obligations	2,725,422	3,658,690	(5,408,540)	(391,639)	(91,247)	(381,018)	339,475	23,161	474,304
Obligation with the public	2,253,198	1,109,750	(1,501,739)	(17,499)	—	(843,950)	148,703	141,336	1,289,799
Financial leases	1,189,182	—	(270,734)	(34,201)	—	(37,630)	37,211	204,411	1,088,239
Other loans	76,508	1,467,035	(1,523,798)	(5,628)	3,281	(56,176)	40,806	—	2,028
Lease liability	2,960,638	—	(131,917)	(49,076)	(2)	(995,888)	492,592	(59,893)	2,216,454
Total Obligations with financial institutions	10,396,482	7,217,900	(8,891,330)	(521,716)	(87,993)	(2,673,256)	1,203,560	138,233	6,781,880

		Cash flows				Non cash-Flow Movements
	As of December 31, 2020	Obtainment	Payment			Interest accrued and others (****)	Reclassifications	As of December 31, 2021
		Capital	Capital (**)	Interests	Transaction cost
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Obligations with financial institutions
Loans to exporters	151,701	—	—		—	7,460	—	159,161
Bank loans	525,273	—	—	(546)	—	(2,889)	—	521,838
Guaranteed obligations	1,318,856	—	(14,605)	(17,405)	—	(513,276)	(263,035)	510,535
Other guaranteed obligations	1,939,116	661,609	(26,991)	(28,510)	—	135,405	44,793	2,725,422
Obligation with the public	2,183,407	—	—		—	69,791	—	2,253,198
Financial leases	1,614,501	—	(421,452)	(40,392)	—	(181,717)	218,242	1,189,182
Other loans	—	—	—		—	76,508	—	76,508
Lease liability	3,121,006	—	(103,366)	(17,768)	—	(39,234)	—	2,960,638
Total Obligations with financial institutions	10,853,860	661,609	(566,414)	(104,621)	—	(447,952)	—	10,396,482
(*) During the year 2023, the Company did not obtain financing. During the year 2022, The Company obtained ThUS$2,361,875 amounts from long-term loans and ThUS$4,856,025 (ThUS$$661,609 in 2021) amounts from short-term loans, totaling ThUS$7,217,900.

(**) As of December 31, 2023, loan repayments ThUS$342,005 and repayments of lease liabilities ThUS$225,358, disclosed in flows from financing activities, as of December 31, 2022, loan repayments ThUS$8,759,413 and liability payments for leases ThUS$131,917 disclosed in flows from financing activities and as of December 31, 2021, loan repayments ThUS$463,048 and liability payments for leases ThUS$103,366 disclosed in flows from financing activities.

(***) As a result of the exit from Chapter 11, Bank Loans decreased mainly by ThUS$297,161, related to the cancellation of the claim of TAM Linhas Aéreas S.A., which was pending resolution upon exit from the Chapter 11 process and which was compensated during 2023 with a fund delivered to an agent as restricted advances made in November 2022.

(****) As of December 31, 2021, Accrued interest and others, includes ThUS$458,642, associated with the rejection of fleet contracts.
Below are the details obtained (payments) of flows related to financing:

	For the years ended December 31
	2023			2022
	Capital raising	Payments		Capital raising	Payments
Flow of		Capital	Interest		Capital	Interest
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Aircraft financing	—	(251,388)	(76,497)	—	(331,292)	(52,088)
Lease liability	—	(225,358)	(173,924)	—	(131,917)	(49,076)
Non-aircraft financing	—	(90,617)	(343,813)	7,217,900	(8,428,121)	(420,553)
Total obligations with Financial institutions	—	(567,363)	(594,234)	7,217,900	(8,891,330)	(521,717)

(e)Advances of aircraft
Corresponds to the cash flows associated with aircraft purchases, which are included in the statement of consolidated cash flows, within Purchases of property, plant and equipment.

	For the year ended At December 31,
	2023	2022	2021
	ThUS$	ThUS$	ThUS$
Increases (payments)	(142,782)	(23,118)	(9,858)
Recoveries	215,362	3,037	—
Total cash flows	72,580	(20,081)	(9,858)

(f)Additions of property, plant and equipment and Intangibles

	For the year ended At December 31,
	2023	2022	2021
	ThUS$	ThUS$	ThUS$
Net cash flows from
Purchases of property, plant and equipment	795,787	780,538	597,103
Additions associated with maintenance	337,126	486,231	302,858
Other additions	458,661	294,307	294,245
Purchases of intangible assets	68,052	50,116	88,518
Other additions	68,052	50,116	88,518
(g)The net effect of the application of hyperinflation in the consolidated cash flow statement corresponds to:

	For the year ended At December 31,
	2023	2022
	ThUS$	ThUS$
Net cash flows from (used in) operating activities	(47,569)	(36,701)
Net cash flows from (used in) investment activities	3,661	(146)
Net cash flows from (used in) financing activities	—	7,703
Effects of variation in the exchange rate on cash and cash equivalents	43,908	29,144
Net increase (decrease) in cash and cash equivalents	—	—
(h)Payments of leased maintenance
Payments to suppliers for the supply of goods and services include the value paid associated with leased maintenance capitalizations for ThUS$294,549 (ThUS$149,142 as of December 31, 2022 and ThUS$163,717 as of December 31, 2021).

(i) Payments of loans to related entities as December 31, 2022:

ThUS$
Delta Air Lines, Inc.	(78,947)
Qatar Airways	(78,947)
Costa Verde Aeronautica S.A.	(257,533)
Lozuy S.A.	(107,122)
QA Investments Ltd	(242,967)
QA Investments 2 Ltd	(242,967)
Payments of loans to related entities	(1,008,483)